Share-Based Compensation - EMI and Articles of Association Narrative (Details) £ / shares in Units, $ / shares in Units, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 £ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2018 GBP (£)
Share-based Compensation Arrangement by Share-based Payment Award
Expected term (in years)	6 years
Intrinsic value of options exercised in period	$ 148.0	$ 0.0
Ordinary A
Share-based Compensation Arrangement by Share-based Payment Award
Expected term (in years)	0 years	2 years
Weighted average grant date fair value of options granted (per share) | $ / shares	$ 9.48	$ 0.02
EMI & Articles of Association
Share-based Compensation Arrangement by Share-based Payment Award
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount				$ 8.6
EMI
Share-based Compensation Arrangement by Share-based Payment Award
Minimum share price (per share) | £ / shares			£ 0.00001
Gross assets		$ 41.0			£ 30.0
Articles Of Association Plan
Share-based Compensation Arrangement by Share-based Payment Award
Expected term (in years)	10 years
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Expected term (in years)	10 years
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount				$ 11.8